Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000211071_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Bond Index Fund
C000211071_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000211071_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,601
C000211071_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,282
C000211071_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,266
C000211071_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,962
C000211071_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,850
C000211071_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,563
C000211071_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000211071_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211071_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,596
C000211071_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,282
C000211071_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,272
C000211071_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,974
C000211071_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,855
C000211071_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,574
C000177581_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® U.S. Bond Index Fund
C000177581_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177581_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000177581_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,283
C000177581_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,340
C000177581_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,077
C000177581_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,042
C000177581_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,659
C000177581_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,528
C000177581_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,287
C000177581_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000177581_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177581_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,410
C000177581_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,300
C000177581_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,348
C000177581_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,083
C000177581_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,073
C000177581_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,682
C000177581_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,555
C000177581_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,325
C000069436_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Series Investment Grade Bond Fund
C000069436_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069436_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,687
C000069436_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,841
C000069436_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,793
C000069436_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,890
C000069436_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,860
C000069436_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,125
C000069436_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,667
C000069436_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,665
C000069436_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,632
C000069436_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,104
C000069436_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000069436_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069436_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000069436_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000069436_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000069436_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000069436_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000069436_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000069436_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000069436_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000069436_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000069436_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000100043_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® U.S. Bond Index Fund
C000100043_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000100043_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,598
C000100043_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,639
C000100043_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,509
C000100043_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,594
C000100043_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,346
C000100043_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,324
C000100043_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,904
C000100043_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,777
C000100043_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,554
C000100043_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,913
C000100043_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000100043_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000100043_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000100043_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000100043_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000100043_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000100043_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000100043_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000100043_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000100043_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000100043_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000100043_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000153158_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Series Short-Term Credit Fund
C000153158_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000153158_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,198
C000153158_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,319
C000153158_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,404
C000153158_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,926
C000153158_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,401
C000153158_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,510
C000153158_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,081
C000153158_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,417
C000153158_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,262
C000153158_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,906
C000153158_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit 1-3 Years Bond Index
C000153158_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000153158_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,238
C000153158_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,401
C000153158_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,463
C000153158_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,995
C000153158_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,436
C000153158_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,544
C000153158_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,098
C000153158_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,344
C000153158_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,143
C000153158_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,777
C000153158_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000153158_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000153158_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000153158_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000153158_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000153158_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000153158_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000153158_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000153158_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000153158_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000153158_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000153158_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000088100_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000088100_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000088100_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,433
C000088100_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,678
C000088100_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,566
C000088100_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,901
C000088100_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,820
C000088100_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,104
C000088100_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,027
C000088100_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,098
C000088100_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,151
C000088100_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,590
C000088100_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit Bond Index
C000088100_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088100_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,914
C000088100_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,122
C000088100_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,012
C000088100_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,443
C000088100_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,326
C000088100_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,627
C000088100_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,661
C000088100_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,759
C000088100_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,816
C000088100_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,318
C000088100_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000088100_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088100_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000088100_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000088100_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000088100_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000088100_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000088100_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000088100_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000088100_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000088100_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000088100_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000088096_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Corporate Bond Fund
C000088096_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088096_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,914
C000088096_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,216
C000088096_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,145
C000088096_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,606
C000088096_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,629
C000088096_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,978
C000088096_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,806
C000088096_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,928
C000088096_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,108
C000088096_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,629
C000088096_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit Bond Index
C000088096_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088096_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,914
C000088096_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,122
C000088096_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,012
C000088096_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,443
C000088096_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,326
C000088096_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,627
C000088096_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,661
C000088096_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,759
C000088096_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,816
C000088096_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,318
C000088096_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000088096_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088096_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000088096_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000088096_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000088096_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000088096_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000088096_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000088096_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000088096_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000088096_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000088096_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000088099_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000088099_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088099_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,786
C000088099_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,975
C000088099_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,786
C000088099_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,057
C000088099_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,906
C000088099_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,094
C000088099_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,939
C000088099_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,932
C000088099_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,974
C000088099_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,410
C000088099_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit Bond Index
C000088099_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088099_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,914
C000088099_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,122
C000088099_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,012
C000088099_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,443
C000088099_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,326
C000088099_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,627
C000088099_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,661
C000088099_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,759
C000088099_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,816
C000088099_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,318
C000088099_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000088099_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088099_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000088099_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000088099_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000088099_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000088099_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000088099_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000088099_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000088099_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000088099_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000088099_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000205023_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205023_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205023_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,334
C000205023_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,275
C000205023_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,601
C000205023_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,652
C000205023_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,761
C000205023_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,847
C000205023_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,329
C000205023_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Credit Bond Index
C000205023_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205023_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,331
C000205023_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,135
C000205023_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,409
C000205023_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,618
C000205023_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,708
C000205023_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,670
C000205023_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,128
C000205023_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000205023_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205023_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,086
C000205023_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,804
C000205023_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000205023_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,436
C000205023_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000205023_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000205023_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000088101_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000088101_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088101_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,908
C000088101_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,205
C000088101_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,129
C000088101_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,582
C000088101_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,597
C000088101_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,938
C000088101_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,767
C000088101_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,882
C000088101_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,052
C000088101_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,563
C000088101_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit Bond Index
C000088101_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088101_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,914
C000088101_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,122
C000088101_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,012
C000088101_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,443
C000088101_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,326
C000088101_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,627
C000088101_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,661
C000088101_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,759
C000088101_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,816
C000088101_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,318
C000088101_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000088101_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088101_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000088101_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000088101_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000088101_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000088101_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000088101_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000088101_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000088101_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000088101_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000088101_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000088097_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000088097_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000088097_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,442
C000088097_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,695
C000088097_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,592
C000088097_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,939
C000088097_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,868
C000088097_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,157
C000088097_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,076
C000088097_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,154
C000088097_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,218
C000088097_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,663
C000088097_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit Bond Index
C000088097_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088097_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,914
C000088097_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,122
C000088097_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,012
C000088097_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,443
C000088097_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,326
C000088097_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,627
C000088097_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,661
C000088097_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,759
C000088097_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,816
C000088097_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,318
C000088097_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000088097_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000088097_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000088097_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000088097_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000088097_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000088097_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000088097_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000088097_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000088097_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000088097_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000088097_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 11,949